iShares Trust

Supplement dated July 16, 2026

to the currently effective

Statement of Additional Information (“SAI”) for the

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (TLTW),

iShares High Yield Corporate Bond BuyWrite Strategy ETF (HYGW),

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (LQDW),

iShares Russell 2000 BuyWrite ETF (IWMW), and

iShares S&P 500 BuyWrite ETF (IVVW)

(each a “Fund” and collectively, the “Funds”)

The Board of Trustees has approved the following changes for the Funds that are expected to take effect on or around September 17, 2026, except as noted in Item 2 below (the “Effective Dates”).

Accordingly, the following changes will become effective on the Effective Dates:

1.	The Funds’ names will change as follows and all references updated.

Current Fund Name	New Fund Name

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares TLT Premium Income+ ETF

iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares HYG Premium Income+ ETF

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares LQD Premium Income+ ETF

iShares Russell 2000 BuyWrite ETF	iShares IWM Premium Income+ ETF

iShares S&P 500 BuyWrite ETF	iShares IVV Premium Income+ ETF

2.	The fiscal year end for each Fund will be changed to December 31 effective on or around November 1, 2026.

3.	The section entitled Construction and Maintenance of the Underlying Indexes is deleted in its entirety and replaced with the following:

Descriptions of the Underlying Indexes are provided below.

With respect to certain underlying indexes of the iShares funds, BFA or its affiliates have held discussions with the applicable index provider regarding their business interest in licensing an index to track a particular market segment and conveyed investment concepts and strategies that could be considered for the index. The index provider designed and constituted such indices using concepts conveyed by BFA or its affiliates. For certain of these indices, the relevant fund may be the first or sole user of the underlying index. In its sole discretion, the index provider determines the composition of the securities and other instruments in such underlying index, the rebalance protocols of the underlying index, the weightings of the securities and other instruments in the underlying index, and any updates to the methodology. From time to time, BFA or its affiliates may also provide input relating to possible methodology changes of such underlying index pursuant to the index provider’s consultation process or pursuant to other communications with the index provider.

Cboe TLT 2% OTM BuyWrite Index

Number of Components: approximately 2

Index Description. The Cboe TLT 2% OTM BuyWrite Index is designed to measure the performance of a strategy of holding the iShares 20+ Year Treasury Bond ETF (TLT or the “Underlying Fund”) while writing (selling) call options to generate income. The Underlying Index consists of four tranches of options, each rolling on a weekly staggered schedule. A “Premium Income+” strategy is intended to reflect a focus on generating option premium income versus a greater mix of income and growth.

The Underlying Fund is an ETF that seeks to track the investment results of the ICE® U.S. Treasury 20+ Year Bond Index (the “Underlying Fund’s underlying index”), which consists of publicly issued U.S. Treasury securities that have a remaining maturity greater than 20 years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System. Index constituents also must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Fund’s underlying index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee, original issue zero-coupon securities and zero-coupon issues that have been stripped from coupon-paying bonds. The Underlying Fund’s underlying index is market value weighted, and its constituents are updated on the last calendar day of each month.

Index Methodology. The options in the index are referred to generally as Flexible Exchange Options (“FLEX Options”). FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The Underlying Index utilizes “European-style” call options, meaning they are exercisable at the strike price only on the expiration date. The Underlying Index utilizes four tranches of call options with staggered four-week expiration cycles and each tranche represents an equal share of the Underlying Index. Each call option in the Underlying Index has a strike price equal to 102% of the closing value of the Underlying Fund on the applicable roll date. If, on the business day prior to the applicable roll date, the premium percentage of the 102% call option is below five basis points of the closing price of the Underlying Fund on such business day, the Underlying Index will instead select a new call option with the strike price equal to 100% of the closing value of the Underlying Fund. The roll date is the day that the Underlying Index settles the expiring call option for the applicable tranche and writes a new call option for that tranche’s new four-week cycle scheduled to expire on the last trading day of the week falling four weeks from that roll date. Each tranche will have a roll date occurring on a different week from any other tranche. The Underlying Index is rebalanced weekly so that each tranche continues to represent an equal share of the Underlying Index at the close of trading on each weekly roll date. By writing a call option, the Underlying Index receives a premium and gives up the economic exposure to increases in the value of the Underlying Fund above the strike price at expiration. By writing the call options, the Underlying Index will not participate in market gains of the Underlying Fund above the strike price but will fully participate in any market losses if the Underlying Fund declines in value.

Cboe HYG BuyWrite Index

Number of Components: approximately 2

Index Description. The Cboe HYG BuyWrite Index is designed to measure the performance of a strategy of holding the iShares iBoxx $ High Yield Corporate Bond ETF (“HYG” or the “Underlying Fund”) while writing (selling) call options to generate income. The Underlying Index consists of four tranches of options, each rolling on a weekly staggered schedule. A “Premium Income+” strategy is intended to reflect a focus on generating option premium income versus a greater mix of income and growth.

The Underlying Fund is an ETF that seeks to track the investment results of the iBoxx® USD Liquid High Yield Index (the “Underlying Fund’s underlying index”), which consists of U.S. dollar-denominated, high yield (as determined by S&P Dow Jones Indices LLC (“SPDJI”)) corporate bonds for sale in the U.S. The Underlying Fund’s underlying index is designed to provide a broad representation of the U.S. dollar-denominated liquid high yield corporate bond market. The Underlying Fund’s underlying index is a modified market-value weighted index with a 3% cap on each issuer. It is a subset of the iBoxx USD Corporate Bond Index. Eligible components of the Underlying Fund’s underlying index consist of U.S. dollar-denominated high yield corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by SPDJI; (ii) have an average rating of sub-investment grade (ratings from Fitch Ratings, Inc., Moody’s Investors Service, Inc. or Standard & Poor’s® Global Ratings, a subsidiary of S&P Global are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are from issuers with at least $1 billion outstanding face value; (iv) have at least $400 million of outstanding face value; (v) have an original maturity date of less than 15 years; (vi) have at least one year to maturity; and (vii) have at least one year and 6 months to maturity for new index constituents.

Index Methodology. The options in the index are referred to generally as FLEX Options. FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The Underlying Index utilizes “European-style” call options, meaning they are exercisable at the strike price only on the expiration date. The Underlying Index utilizes four tranches of call options with staggered four-week expiration cycles and each tranche represents an equal share of the Underlying Index. Each call option in the Underlying Index has a strike price equal to 100% of the closing value of the Underlying Fund on the applicable roll date. The roll date is the day that the Underlying Index settles the expiring call option for the applicable tranche and writes a new call option for that tranche’s new four-week cycle scheduled to expire on the last trading day of the week falling four weeks from that roll date. Each tranche will have a roll date occurring on a different week from any other tranche. The Underlying Index is rebalanced weekly so that each tranche continues to represent an equal share of the Underlying Index at the close of trading on each weekly roll date. By writing a call option, the Underlying Index receives a premium and gives up the economic exposure to increases in the value of the Underlying Fund above the strike price at expiration. By writing the call options, the Underlying Index will not participate in market gains of the Underlying Fund above the strike price but will fully participate in any market losses if the Underlying Fund declines in value.

Cboe LQD BuyWrite Index

Number of Components: approximately 2

Index Description. The Cboe LQD BuyWrite Index is designed to measure the performance of holding the iShares iBoxx $ Investment Grade Corporate Bond ETF (“LQD” or the “Underlying Fund”) while writing (selling) call options on the Underlying Fund to generate income. The Underlying Index consists of four tranches of options, each rolling on a weekly staggered schedule. A “Premium Income+” strategy is intended to reflect a focus on generating option premium income versus a greater mix of income and growth.

The Underlying Fund is an ETF that seeks to track the investment results of the iBoxx® USD Liquid Investment Grade Index (the “Underlying Fund’s underlying index”), which consists of U.S. dollar-denominated, investment-grade (as determined by S&P Dow Jones Indices LLC (“SPDJI”)) corporate bonds for sale in the U.S. The Underlying Fund’s underlying index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment-grade corporate bond market. The Underlying Fund’s underlying index is a modified market-value weighted index with a 3% cap on each issuer. It is a subset of the iBoxx USD Corporate Bond Index. Eligible components of the Underlying Fund’s underlying index consist of U.S. dollar-denominated corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by SPDJI; (ii) have an average rating of investment grade (ratings from Fitch Ratings, Inc., Moody’s Investors Service, Inc. or Standard & Poor’s® Global Ratings, a subsidiary of S&P Global are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are from issuers with at least $2 billion outstanding face value; (iv) have at least $750 million of outstanding face value; (v) have at least three years to maturity; and (vi) have at least three years and 6 months to maturity for new index constituents.

Index Methodology. The options in the index are referred to generally as FLEX Options. FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The Underlying Index utilizes “European-style” call options, meaning they are exercisable at the strike price only on the expiration date. The Underlying Index utilizes four tranches of call options with staggered four-week expiration cycles and each tranche represents an equal share of the Underlying Index. Each call option in the Underlying Index has a strike price equal to 100% of the closing value of the Underlying Fund on the applicable roll date. The roll date is the day that the Underlying Index settles the expiring call option for the applicable tranche and writes a new call option for that tranche’s new four-week cycle scheduled to expire on the last trading day of the week falling four weeks from that roll date. Each tranche will have a roll date occurring on a different week from any other tranche. The Underlying Index is rebalanced weekly so that each tranche continues to represent an equal share of the Underlying Index at the close of trading on each weekly roll date. By writing a call option, the Underlying Index receives a premium and gives up the economic exposure to increases in the value of the Underlying Fund above the strike price at expiration. By writing the call options, the Underlying Index will not participate in market gains of the Underlying Fund above the strike price but will fully participate in any market losses if the Underlying Fund declines in value.

Cboe FTSE Russell IWM 2% OTM BuyWrite Index

Number of Components: approximately 2

Index Description. The Cboe FTSE Russell IWM 2% OTM BuyWrite Index is designed to measure the performance of a strategy of holding the iShares Russell 2000 ETF (“IWM” or the “Underlying Fund”) while writing (selling) listed call options on the Russell 2000 Index (the “Underlying Fund’s underlying index” or “RUT”) to generate income. The Underlying Index consists of four tranches of options, each rolling on a weekly staggered schedule. A “Premium Income+” strategy is intended to reflect a focus on generating option premium income versus a greater mix of income and growth.

The Underlying Fund is an ETF that seeks to track the investment results of the Underlying Fund’s underlying index, which measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russel. The Underlying Fund’s underlying index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,921 smallest issuers in the Russell 3000 Index. The securities in the Underlying Fund’s underlying index represent a broad range of industries.

Index Methodology. The options in the index are referred to generally as FLEX Options. FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The Underlying Index utilizes “European-style” call options, meaning they are exercisable at the strike price only on the expiration date. The Underlying Index utilizes four tranches of call options with staggered four-week expiration cycles and each tranche represents an equal share of the Underlying Index. Each call option in the Underlying Index has a strike price equal to 102% of the closing value of the RUT on the applicable roll date. If, on the business day prior to the applicable roll date, the premium percentage of the 102% call option is below five basis points of the closing price of the RUT on such business day, the Underlying Index will instead select a new call option with the strike price equal to 100% of the closing value of the RUT. The roll date is the day that the Underlying Index settles the expiring call option for the applicable tranche and writes a new call option for that tranche’s new four-week cycle scheduled to expire on the last trading day of the week falling four weeks from that roll date. Each tranche will have a roll date occurring on a different week from any other tranche. The Underlying Index is rebalanced weekly so that each tranche continues to represent an equal share of the Underlying Index at the close of trading on each weekly roll date. By writing a call option, the Underlying Index receives a premium and gives up the economic exposure to increases in the value of the Underlying Fund above the strike price at expiration. By writing the call options, the Underlying Index will not participate in market gains of the Underlying Fund above the strike price but will fully participate in any market losses if the Underlying Fund declines in value.

Cboe S&P 500 Enhanced 1% OTM BuyWrite Index

Number of Components: approximately 2

Index Description. The Cboe S&P 500 Enhanced 1% OTM BuyWrite Index is designed to measure the performance of holding the iShares Core S&P 500 ETF (“IVV” or the “Underlying Fund”) while writing (selling) call options on the S&P 500 Index (the “Underlying Fund’s underlying index” or “SPX”) to generate income. The Underlying Index consists of four tranches of options, each rolling on a weekly staggered schedule. A “Premium Income+” strategy is intended to reflect a focus on generating option premium income versus a greater mix of income and growth.

The Underlying Fund is an ETF that seeks to track the investment results of the Underlying Fund’s underlying index, which measures the performance of the large-capitalization sector of the U.S. equity market, as determined by S&P Dow Jones Indices LLC (“SPDJI”). The securities in the Underlying Fund’s underlying index are weighted based on the float-adjusted market value of their outstanding shares. The Underlying Fund’s underlying index consists of securities from a broad range of industries.

Index Methodology. The options in the index are referred to generally as FLEX Options. FLEX Options provide the ability to customize key option contract terms such as strike price, style and expiration date. The Underlying Index utilizes “European-style” call options, meaning they are exercisable at the strike price only on the expiration date. The Underlying Index utilizes four tranches of call options with staggered four-week expiration cycles, and each tranche represents an equal share of the Underlying Index. Each call option in the Underlying Index has a strike price equal to 101% of the closing value of the SPX on the applicable roll date. If, on the business day prior to the applicable roll date, the premium percentage of the 101% call option is below five basis points of the closing price of the SPX on such business day, the Underlying Index will instead select a new call option with the strike price equal to 100% of the closing value of the SPX. The roll date is the day that the Underlying Index settles the expiring call option for the applicable tranche and writes a new call option for that tranche’s new four-week cycle scheduled to expire on the last trading day of the week falling four weeks from that roll date. Each tranche will have a roll date occurring on a different week from any other tranche. The Underlying Index is rebalanced weekly so that each tranche continues to represent an equal share of the Underlying Index at the close of trading on each weekly roll date. By writing a call option, the Underlying Index receives a premium and gives up the economic exposure to increases in the value of the Underlying Fund above the strike price at expiration. By writing the call options, the Underlying Index will not participate in market gains of the Underlying Fund above the strike price but will fully participate in any market losses if the Underlying Fund declines in value.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-BW-0726

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE